Note 19 - Allowance for Credit Losses (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for Credit Losses on/off Balance Sheet Positions [Abstract]
Allowance for country risk not included in Allowance for credit losses for Financial Assets at Amortized Cost	€ 14	€ 4	€ 5
Total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impared	46	0
Allowance for country risk not included in Allowance for credit losses for Off-balance Sheet Positions	€ 9	€ 6	€ 4